Average Annual Total Returns			12 Months Ended	39 Months Ended	40 Months Ended
		Feb. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			7.05%		4.99%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[1]		5.06%		3.07%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			4.15%		2.98%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]		7.30%		3.75%
Performance Inception Date		Sep. 06, 2022
Ambrus Core Bond Fund Institutional Class | Bloomberg Intermediate U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent	[2]		6.97%		4.34%
Performance Inception Date		Sep. 06, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.55%	3.95%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		3.17%	3.53%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.24% [4]	3.47%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[5]		4.25%	4.77%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious California Bond Fund Institutional Class | Bloomberg California Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	[5]		5.03%	4.00%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.35%	4.34%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[6]		3.92%	3.93%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.75%	3.83%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Average Annual Return, Percent			4.25%	4.77%
Performance Inception Date		Oct. 03, 2022
Ambrus Tax-Conscious National Bond Fund Institutional Class | Bloomberg Municipal Inter-Short (1-10 Year) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Inter-Short (1-10 Year) Index
Average Annual Return, Percent	[7]		5.01%	4.06%
Performance Inception Date		Oct. 03, 2022

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate pass-throughs), and asset-backed securities (ABS).
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.
[5]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	The Bloomberg U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market, comprised of state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.